FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Dec. 31, 2014
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	December 31, 2014
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liabilities derivatives - options and forward contracts	-	(54)	-	(54)
Liabilities derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration *	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975

	December 31, 2013
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$9	$-	$-	$9
Cash deposits and other	1,029	-	-	1,029
Investment in securities:
Auction rate securities	-	-	18	18
Equity securities	70	-	-	70
Structured investment vehicles	-	89	-	89
Other	29	-	1	30
Derivatives:
Asset derivatives - options and forward contracts	-	28	-	28
Asset derivatives- interest rate swaps	-	2	-	2
Liability derivatives - options and forward contracts	-	(17)	-	(17)
Liability derivatives- interest rate and cross-currency swaps	-	(436)	-	(436)
Contingent consideration *	-	-	(366)	(366)

Total	$1,137	$(334)	$(347)	$456

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:
	Estimated fair value*
	December 31,
	2014	2013

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(7,776)	$(8,656)
Senior notes and convertible senior debentures included under short-term liabilities	(1,731)	(1,308)

Fair value at the end of the period	$(9,507)	$(9,964)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2014	2013

	(U.S. $ in millions)
Fair value at the beginning of the period	$(347)	$(98)
Amount realized	(5)	(16)
Changes in contingent consideration:
Cephalon acquisition	(35)	(12)
MicroDose acquisition	140	(232)
Sale of animal health unit	(5)	8
Contingent consideration resulting from:
NuPathe acquisition	(112)	-
Labrys acquisition	(252)	-
Other net change to fair value:
Included in earnings - financial expense - net	-	1
Included in accumulated other comprehensive loss	-	2

Fair value at the end of the period	$(616)	$(347)